Annual Operating Expenses {- Fidelity® Overseas Fund} - 10.31 Fidelity Overseas Fund K PRO-06 - Fidelity® Overseas Fund - Fidelity Overseas Fund-Class K	Dec. 30, 2020
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.85%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.09%
Total annual operating expenses	0.94%